Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2017
Inventories, Net

Inventories, net consisted of the following:

	December 31,
	2016	2017
Raw materials	$6,553	$5,370
Finished goods	7,921	1,018
Work in progress	462	212
Less: inventory provision	(10,290)	(6,388)

Inventories, net	$4,646	$212

Movement of Allowance for Inventory

Movement of allowance for inventory was as follows:

	2015	2016	2017
Balance at beginning of the year	$4,597	$11,439	$10,290
Charge to expenses	7,254	—	—
Written-off	—	(401)	(4,422)
Exchange difference	(412)	(748)	520

Balance at end of the year	$11,439	$10,290	$6,388